CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER COMPREHENSIVE INCOME (LOSS)
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income tax effect	$ 0.0	$ (2.8)	$ 3.4
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	$ 0.0	$ 3.8	$ 7.4